Investment in Associates and Joint Ventures - Summary of Investments in Associates and Joint Ventures (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates and joint ventures [line items]
Derivative financial instruments	$ (13)	$ (19)
Option contract [member]
Disclosure of associates and joint ventures [line items]
Derivative financial instruments	(4)
Joint ventures [member]
Disclosure of associates and joint ventures [line items]
Charge for the year	$ 23